SHARE-BASED PAYMENT - Additional Information (Detail)		12 Months Ended
	Apr. 30, 2021	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period for delivery of shares		5 years
Vesting period of share-based payment arrangement		5 years
Stock Split, Conversion Ratio	0.25
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions		3 years
Vesting period of share-based payment arrangement		3 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions		5 years
Cash Settled Transactions [Member] | Moove Lubricants Limited [member] | Phantom shares | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement		5 years
Period of continued employment under service conditions		5 years